Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Schedule of Other Income, Net	Other income, net
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Government grants	721	1,865	3,963
Foreign exchange differences, net	4	1,023	(1,032)
Additional deduction of VAT	31	716	502
Bad debt recovery	1,914	849	5,201
Custody fees*	—	3,012	—
Lease termination	769	70	—
Others	198	124	66
Total other income, net	3,637	7,659	8,700
*	It’s refunded ADR custody fees received from Deutsche Bank AG.

Schedule of Depreciation, Amortisation and Costs of Inventories	Other (income) losses
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Impairment of inventories	—	7,840	—
Impairment of property, plant and equipment	—	34,858	—
Impairment of intangible assets	—	427,314	—
Impairment of goodwill	—	237,225	—
Others	(6)	—	—
Total other income (losses)	(6)	707,237	—
Depreciation, amortisation and costs of inventories
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment*	1,806	13,983	9,709
Depreciation of right-of-use assets	—	—	696
Amortisation of intangible assets	5,105	18,095	8,271
Inventories disposal	22,605	21,231	18,782
Included in selling and distribution expenses:
Depreciation of right-of-use assets	1,338	1,315	821
Included in administrative expenses:
Depreciation of property, plant and equipment	160	983	1,000
Depreciation of right-of-use assets	860	2,118	2,622
Amortisation of intangible assets	545	531	151
*	Depreciation of property, plant and equipment during the year ended December 31, 2023 decreased due to disposal of property, plant and equipment.

Schedule of Finance Costs	Finance costs
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	6,753	4,613	6,602
Interest on lease liabilities	274	235	1,082
Total finance costs	7,027	4,848	7,684

Schedule of Finance Income	Finance income
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Bank interest income	9	33	34
Interest income on net investments in subleases	—	1	45
Total finance income	9	34	79

Schedule of Wages and Salaries and Pension Scheme Contributions	Wages and salaries and pension scheme contributions
	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	24,530	34,291	41,473
Equity-settled share-based payment expenses	4,057	15,208	53,933
Pension scheme contributions	3,284	3,933	3,485